Acquisition of Topone	12 Months Ended
Sep. 30, 2025
Acquisition of Topone [Abstract]
ACQUISITION OF TOPONE
5.	ACQUISITION OF TOPONE

On March 24, 2025, the Company completed the acquisition of 100% of the issued and outstanding shares of Topone for total cash consideration of RMB 1,107.

The acquisition has been accounted for as a business combination in accordance with ASC 805, Business Combinations. The purchase consideration was allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date.

The Company estimated the fair values of the identifiable assets acquired and liabilities assumed using valuation techniques consistent with the business combination guidance. Given the short period between Topone’s most recent reporting date and the acquisition date, and the nature of the assets and liabilities acquired, management determined that the carrying amounts of the acquired assets and liabilities approximated their fair values. The valuation of identifiable intangible assets was supported by an independent valuation firm engaged by the Company.

The fair value of the identifiable intangible asset was determined using a market approach, which estimates fair value by reference to observable market transactions involving comparable insurance intermediary licenses. The valuation considered differences between the subject asset and comparable transactions, including factors such as market conditions and transaction scale, and incorporated appropriate adjustments to reflect these differences. The valuation reflects assumptions that market participants would use in pricing the asset.

The identifiable intangible assets recognized primarily represent an insurance intermediary license, which was measured at its estimated fair value of RMB 678 as of the acquisition date.

The following table summarizes the estimated fair values of the identifiable assets acquired and liabilities assumed as of March 24, 2025:

		March 24,
		2025
		RMB
Net tangible assets	(1)	434
Intangible assets		678
Total assets		1,112
Total purchase consideration		1,107
Bargain gain on purchase	(2)	5

(1)	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on March 24, 2025.

As of March 24, 2025
RMB
ASSETS
Cash, cash equivalents	476
Total Assets	476
Liabilities:
Accrued expenses and other current liabilities	42
Total liabilities	42
Net tangible assets	434

(2)	The Company recognized a bargain purchase gain of RMB 5, which was recorded in other income. Prior to recognizing the gain, management reassessed the identification and measurement of all assets acquired and liabilities assumed and determined that the resulting gain did not arise from measurement errors.

The acquisition was settled entirely in cash. The cash flow effect of the acquisition is summarized as follows:

RMB
Cash consideration paid	(1,107)
Add: cash and cash equivalents acquired at year end exchange rate	476
Net cash outflow from acquisition	(631)

The net cash outflow of RMB 631 was presented within investing activities in the consolidated statement of cash flows.